Average Annual Total Returns - ClearBridge Variable Appreciation Portfolio	May 01, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
10 Years	13.88%	[1]
Class I
Average Annual Return:
1 Year	14.78%
5 Years	13.96%
10 Years	12.86%
Class II
Average Annual Return:
1 Year	14.48%
5 Years	13.67%
10 Years		[2]
Since Inception	11.44%
Inception Date	Feb. 27, 2015

[1]	For Class II shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the S&P 500 Index was 12.68%.
[2]	N/A